UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund:  Master Enhanced Small Cap Series of Quantitative Master Series LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Master Enhanced Small Cap Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 2.8%	AAR Corp. (a)(b)	8,700	$109,098
	AeroVironment, Inc. (a)	6,600	137,940
	American Science & Engineering, Inc.	4,100	228,780
	Applied Signal Technology, Inc.	4,300	86,989
	Axsys Technologies, Inc. (a)	3,600	151,344
	Ceradyne, Inc. (a)	11,150	202,149
	Cubic Corp.	14,400	364,752
	Curtiss-Wright Corp.	14,000	392,700
	Esterline Technologies Corp. (a)	9,000	181,710
	Moog, Inc. Class A (a)	13,325	304,743
	Orbital Sciences Corp. (a)	38,900	462,521
	Stanley, Inc. (a)	6,600	167,574
	Teledyne Technologies, Inc. (a)	21,400	570,952
	Triumph Group, Inc.	6,800	259,760

			3,621,012

Air Freight & Logistics - 0.4%	Forward Air Corp.	5,300	86,019
	HUB Group, Inc. Class A (a)	24,500	416,500

			502,519

Airlines - 0.4%	SkyWest, Inc.	37,300	464,012

Auto Components - 0.2%	Drew Industries, Inc. (a)	20,300	176,204
	Spartan Motors, Inc.	8,200	32,964
	Superior Industries International, Inc.	8,200	97,170

			306,338

Automobiles - 0.1%	Winnebago Industries, Inc.	12,900	68,499

Beverages - 0.1%	Boston Beer Co., Inc. Class A (a)	3,500	73,010

Biotechnology - 0.8%	CV Therapeutics, Inc. (a)	2,321	46,141
	Cubist Pharmaceuticals, Inc. (a)	22,600	369,736
	Martek Biosciences Corp.	13,800	251,850
	Regeneron Pharmaceuticals, Inc. (a)	26,600	368,676

			1,036,403

Building Products - 0.8%	Gibraltar Industries, Inc.	25,800	121,776
	Griffon Corp. (a)	18,916	141,870
	NCI Building Systems, Inc. (a)	19,700	43,734
	Quanex Building Products Corp.	34,475	262,010
	Simpson Manufacturing Co., Inc.	15,500	279,310
	Universal Forest Products, Inc.	8,300	220,863

			1,069,563

Capital Markets - 1.8%	Greenhill & Co., Inc.	7,000	516,950
	Investment Technology Group, Inc. (a)	22,900	584,408
	LaBranche & Co., Inc. (a)	39,300	146,982
	optionsXpress Holdings, Inc.	12,900	146,673
	Piper Jaffray Cos. (a)	8,800	226,952
	SWS Group, Inc.	8,000	124,240
	Stifel Financial Corp. (a)	10,400	450,424
	TradeStation Group, Inc. (a)	8,600	56,760

			2,253,389

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Chemicals - 1.9%	American Vanguard Corp.	9,800	$126,420
	Arch Chemicals, Inc.	10,000	189,600
	Balchem Corp.	1,700	42,721
	Calgon Carbon Corp. (a)	24,800	351,416
	H.B. Fuller Co.	35,800	465,400
	NewMarket Corp.	4,800	212,640
	OM Group, Inc. (a)	13,600	262,752
	PolyOne Corp. (a)	98,100	226,611
	Quaker Chemical Corp.	3,200	25,408
	Schulman A, Inc.	22,700	307,585
	Stepan Co.	3,200	87,360
	Zep, Inc.	9,600	98,208

			2,396,121

Commercial Banks - 5.8%	Boston Private Financial Holdings, Inc.	20,300	71,253
	Cascade Bancorp	9,100	14,833
	Central Pacific Financial Corp.	12,300	68,880
	Columbia Banking System, Inc.	5,900	37,760
	Community Bank System, Inc.	17,700	296,475
	East-West Bancorp, Inc.	28,220	128,965
	First BanCorp, Puerto Rico	30,300	129,078
	First Commonwealth Financial Corp.	39,000	345,930
	First Financial Bancorp	20,000	190,600
	First Financial Bankshares, Inc.	8,200	394,994
	First Midwest Bancorp, Inc.	17,700	152,043
	Glacier Bancorp, Inc.	22,400	351,904
	Hancock Holding Co.	8,800	275,264
	Hanmi Financial Corp.	55,500	72,150
	Home Bancshares, Inc.	6,000	119,820
	Independent Bank Corp.	6,700	98,825
	NBT Bancorp, Inc.	15,000	324,600
	Nara Bancorp, Inc.	6,600	19,404
	National Penn Bancshares, Inc.	30,100	249,830
	Old National Bancorp	33,900	378,663
	PrivateBancorp, Inc.	9,750	140,985
	Prosperity Bancshares, Inc.	15,600	426,660
	Provident Bankshares Corp.	14,900	105,045
	Royal Bank of Canada	2,007	58,042
	S&T Bancorp, Inc.	10,500	222,705
	Signature Bank (a)	12,800	361,344
	The South Financial Group, Inc.	32,400	35,640
	Sterling Bancorp	4,700	46,530
	Sterling Bancshares, Inc.	27,300	178,542
	Sterling Financial Corp.	11,716	24,252
	Susquehanna Bancshares, Inc.	33,200	309,756
	Tompkins Trustco, Inc.	2,800	120,400
	UCBH Holdings, Inc.	35,200	53,152

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	UMB Financial Corp.	14,600	$620,354
	Umpqua Holdings Corp.	26,100	236,466
	United Bankshares, Inc.	14,500	249,980
	United Community Banks, Inc.	12,193	50,723
	Whitney Holding Corp.	26,900	308,005
	Wilshire Bancorp, Inc.	17,400	89,784
	Wintrust Financial Corp.	8,900	109,470

			7,469,106

Commercial Services & Supplies - 1.8%	ABM Industries, Inc. (b)	18,200	298,480
	ATC Technology Corp. (a)	11,050	123,760
	G&K Services, Inc. Class A	17,800	336,598
	The Geo Group, Inc. (a)	15,400	204,050
	Healthcare Services Group, Inc.	7,700	115,269
	Interface, Inc. Class A	800	2,392
	Mobile Mini, Inc. (a)	5,500	63,360
	SYKES Enterprises, Inc. (a)	14,800	246,124
	Tetra Tech, Inc. (a)	20,000	407,600
	United Stationers, Inc. (a)	16,100	452,088
	Viad Corp.	8,100	114,372

			2,364,093

Communications Equipment - 2.1%	Arris Group, Inc. (a)	35,801	263,853
	Bel Fuse, Inc.	4,000	53,760
	Black Box Corp.	14,200	335,262
	Blue Coat Systems, Inc. (a)	14,500	174,145
	Comtech Telecommunications Corp. (a)	12,530	310,368
	Digi International, Inc. (a)	11,200	85,904
	EMS Technologies, Inc. (a)	6,900	120,474
	Harmonic, Inc. (a)	38,200	248,300
	NETGEAR, Inc. (a)	3,200	38,560
	Neutral Tandem, Inc. (a)	8,400	206,724
	PC-Tel, Inc.	36,900	158,670
	Symmetricom, Inc. (a)	62,400	218,400
	Tekelec (a)	29,300	387,639
	Tollgrade Communications, Inc. (a)	8,100	46,980
	Viasat, Inc. (a)	4,900	102,018

			2,751,057

Computers & Peripherals - 1.2%	Adaptec, Inc. (a)	102,500	246,000
	Avid Technology, Inc. (a)	12,533	114,552
	Intermec, Inc. (a)	44,000	457,600
	Novatel Wireless, Inc. (a)	59,400	333,828
	Synaptics, Inc. (a)	13,600	363,936

			1,515,916

Construction & Engineering - 0.6%	EMCOR Group, Inc. (a)	36,800	631,856
	Insituform Technologies, Inc. Class A (a)	5,100	79,764

			711,620

Construction Materials - 0.4%	Eagle Materials, Inc.	12,800	310,400
	Headwaters, Inc. (a)	1,400	4,396

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Texas Industries, Inc.	8,500	$212,500

			527,296

Consumer Finance - 0.6%	Cash America International, Inc.	15,600	244,296
	First Cash Financial Services, Inc. (a)	15,400	229,768
	Rewards Network, Inc. (a)	20,600	72,100
	World Acceptance Corp. (a)	10,800	184,680

			730,844

Containers & Packaging - 0.4%	Myers Industries, Inc.	12,940	79,452
	Rock-Tenn Co. Class A	17,000	459,850

			539,302

Distributors - 0.0%	Audiovox Corp. Class A (a)	8,100	27,783

Diversified Consumer Services - 1.1%	American Public Education, Inc. (a)	6,200	260,772
	Capella Education Co. (a)	3,900	206,700
	Coinstar, Inc. (a)	4,600	150,696
	Hillenbrand, Inc.	30,650	490,707
	Pre-Paid Legal Services, Inc. (a)	2,700	78,381
	Universal Technical Institute, Inc. (a)	19,400	232,800

			1,420,056

Diversified Financial Services - 0.3%	Financial Federal Corp.	8,300	175,794
	Portfolio Recovery Associates, Inc. (a)	5,800	155,672

			331,466

Diversified Telecommunication Services - 0.2%	General Communication, Inc. Class A (a)	20,500	136,940
	Iowa Telecommunications Services, Inc.	13,500	154,710

			291,650

Electric Utilities - 0.9%	Allete, Inc.	4,200	112,098
	Cleco Corp.	16,100	349,209
	El Paso Electric Co. (a)	12,100	170,489
	UIL Holdings Corp.	12,500	279,000
	Unisource Energy Corp.	7,200	202,968

			1,113,764

Electrical Equipment - 1.6%	II-VI, Inc. (a)	10,900	187,262
	A.O. Smith Corp.	9,000	226,620
	AZZ, Inc. (a)	5,900	155,701
	Acuity Brands, Inc.	18,000	405,720
	Baldor Electric Co.	12,800	185,472
	Belden, Inc.	13,900	173,889
	Brady Corp.	17,100	301,473
	Magnetek, Inc. (a)	6,700	12,060
	Regal-Beloit Corp.	13,500	413,640
	SunPower Corp. Class B (a)	1	20

			2,061,857

Electronic Equipment & Instruments - 3.3%	Agilysys, Inc.	13,800	59,340
	Anixter International, Inc. (a)	19,300	611,424
	Bell Microproducts, Inc. (a)	900	423
	Benchmark Electronics, Inc. (a)	45,650	511,280
	CTS Corp.	15,300	55,233

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Checkpoint Systems, Inc. (a)	3,900	$34,983
	Cognex Corp.	31,200	416,520
	Daktronics, Inc.	33,600	220,080
	Faro Technologies, Inc. (a)	6,000	80,640
	Gerber Scientific, Inc. (a)	41,900	100,141
	Insight Enterprises, Inc. (a)	18,500	56,610
	Keithley Instruments, Inc.	1,200	4,068
	Littelfuse, Inc. (a)	8,300	91,217
	LoJack Corp. (a)	3,300	14,949
	MTS Systems Corp.	6,500	147,875
	Mercury Computer Systems, Inc. (a)	37,400	206,822
	Methode Electronics, Inc.	16,900	60,502
	Park Electrochemical Corp.	9,200	158,976
	Plexus Corp. (a)	20,400	281,928
	Radisys Corp. (a)	10,200	61,812
	Rogers Corp. (a)	12,800	241,664
	SYNNEX Corp. (a)	10,600	208,502
	ScanSource, Inc. (a)	21,400	397,612
	TTM Technologies, Inc. (a)	50,900	295,220

			4,317,821

Energy Equipment & Services - 2.3%	Atwood Oceanics, Inc. (a)	26,500	439,635
	Basic Energy Services, Inc. (a)	11,500	74,405
	Bristow Group, Inc. (a)	6,500	139,295
	CARBO Ceramics, Inc.	3,800	108,072
	Dril-Quip, Inc. (a)	13,300	408,310
	Gulf Island Fabrication, Inc.	18,900	151,389
	Hornbeck Offshore Services, Inc. (a)	1,800	27,432
	ION Geophysical Corp. (a)	47,200	73,632
	Lufkin Industries, Inc.	7,100	268,948
	Matrix Service Co. (a)	31,100	255,642
	Oil States International, Inc. (a)	31,300	420,046
	Pioneer Drilling Co. (a)	26,200	85,936
	Precision Drilling Trust	12	32
	SEACOR Holdings, Inc. (a)	8,400	489,804
	Tetra Technologies, Inc. (a)	6,950	22,588

			2,965,166

Food & Staples Retailing - 1.3%	The Andersons, Inc.	7,300	103,222
	Casey’s General Stores, Inc.	27,800	741,148
	Nash Finch Co.	10,900	306,181
	Spartan Stores, Inc.	17,300	266,593
	United Natural Foods, Inc. (a)	10,500	199,185

			1,616,329

Food Products - 1.1%	Cal-Maine Foods, Inc.	4,700	105,233
	Darling International, Inc. (a)	36,274	134,577
	Diamond Foods, Inc.	6,200	173,166
	Green Mountain Coffee Roasters, Inc. (a)	3,800	182,400

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Hain Celestial Group, Inc. (a)	9,900	$140,976
	Lance, Inc.	12,600	262,332
	Sanderson Farms, Inc.	3,600	135,180
	TreeHouse Foods, Inc. (a)	7,700	221,683

			1,355,547

Gas Utilities - 3.8%	Atmos Energy Corp.	39,500	913,240
	The Laclede Group, Inc.	9,000	350,820
	New Jersey Resources Corp.	26,450	898,771
	Northwest Natural Gas Co.	18,200	790,244
	Piedmont Natural Gas Co.	31,300	810,357
	South Jersey Industries, Inc.	21,200	742,000
	Southwest Gas Corp.	17,900	377,153

			4,882,585

Health Care Equipment & Supplies - 3.5%	Abaxis, Inc. (a)	7,100	122,404
	American Medical Systems Holdings, Inc. (a)	52,100	580,915
	Analogic Corp.	5,300	169,706
	CONMED Corp. (a)	11,700	168,597
	The Cooper Cos., Inc.	10,479	277,065
	Cyberonics, Inc. (a)	20,900	277,343
	Greatbatch, Inc. (a)	9,200	178,020
	Haemonetics Corp. (a)	10,600	583,848
	ICU Medical, Inc. (a)	4,800	154,176
	Integra LifeSciences Holdings Corp. (a)	4,100	101,393
	Invacare Corp.	26,400	423,192
	Kensey Nash Corp. (a)	15,200	323,304
	Meridian Bioscience, Inc.	11,515	208,652
	Merit Medical Systems, Inc. (a)	11,100	135,531
	Natus Medical, Inc. (a)	10,700	91,057
	Neogen Corp. (a)	6,200	135,346
	Osteotech, Inc. (a)	14,500	50,605
	Palomar Medical Technologies, Inc. (a)	8,000	58,080
	SurModics, Inc. (a)	1,400	25,550
	Theragenics Corp. (a)	38,500	46,970
	West Pharmaceutical Services, Inc.	9,500	311,695
	Zoll Medical Corp. (a)	2,100	30,156

			4,453,605

Health Care Providers & Services - 5.8%	AMERIGROUP Corp. (a)	29,900	823,446
	AMN Healthcare Services, Inc. (a)	21,100	107,610
	Almost Family, Inc. (a)	2,850	54,406
	Amedisys, Inc. (a)	8,500	233,665
	Amsurg Corp. (a)	12,700	201,295
	Bio-Reference Labs, Inc. (a)	4,900	102,459
	Catalyst Health Solutions, Inc. (a)	15,900	315,138
	Centene Corp. (a)	29,100	524,382
	Chemed Corp.	9,300	361,770
	Corvel Corp. (a)	3,500	70,770

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Cross Country Healthcare, Inc. (a)	11,400	$74,670
	Gentiva Health Services, Inc. (a)	11,900	180,880
	HMS Holdings Corp. (a)	5,900	194,110
	HealthSpring, Inc. (a)	32,350	270,770
	Healthways, Inc. (a)	14,500	127,165
	inVentiv Health, Inc. (a)	3,000	24,480
	LCA-Vision, Inc.	1,200	3,492
	LHC Group, Inc. (a)	5,800	129,224
	Landauer, Inc.	7,600	385,168
	MWI Veterinary Supply, Inc. (a)	5,400	153,792
	Magellan Health Services, Inc. (a)	23,440	854,154
	MedCath Corp. (a)	26,600	193,382
	Mednax, Inc. (a)	20,300	598,241
	Molina Healthcare, Inc. (a)	15,740	299,375
	Odyssey HealthCare, Inc. (a)	12,000	116,400
	PSS World Medical, Inc. (a)	38,595	553,838
	PharMerica Corp. (a)	13,500	224,640
	RehabCare Group, Inc. (a)	8,000	139,520
	Res-Care, Inc. (a)	11,600	168,896

			7,487,138

Health Care Technology - 0.5%	Computer Programs & Systems, Inc.	4,500	149,715
	Eclipsys Corp. (a)	22,579	228,951
	Omnicell, Inc. (a)	2,900	22,678
	Phase Forward, Inc. (a)	17,300	221,267

			622,611

Hotels, Restaurants & Leisure - 2.5%	Buffalo Wild Wings, Inc. (a)	2,400	87,792
	CEC Entertainment, Inc. (a)	9,100	235,508
	CKE Restaurants, Inc.	42,900	360,360
	California Pizza Kitchen, Inc. (a)	10,900	142,572
	Cracker Barrel Old Country Store, Inc.	8,700	249,168
	DineEquity, Inc.	19,900	236,014
	Interval Leisure Group, Inc. (a)	16,200	85,860
	Jack in the Box, Inc. (a)(b)	23,900	556,631
	Landry’s Restaurants, Inc.	7,571	39,521
	P.F. Chang’s China Bistro, Inc. (a)	3,600	82,368
	Papa John’s International, Inc. (a)	7,900	180,673
	Peet’s Coffee & Tea, Inc. (a)	4,300	92,966
	Pinnacle Entertainment, Inc. (a)	7,100	49,984
	Ruby Tuesday, Inc. (a)	38,000	110,960
	Sonic Corp. (a)	14,500	145,290
	The Steak n Shake Co. (a)	12,000	90,840
	Texas Roadhouse, Inc. Class A (a)	5,000	47,650
	WMS Industries, Inc. (a)	22,450	469,430

			3,263,587

Household Durables - 0.6%	Ethan Allen Interiors, Inc.	3,100	34,906
	Helen of Troy Ltd. (a)	14,100	193,875

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	La-Z-Boy, Inc.	31,500	$39,375
	Meritage Homes Corp. (a)	3,800	43,396
	National Presto Industries, Inc.	5,400	329,454
	Russ Berrie & Co., Inc. (a)	10,100	13,332
	Skyline Corp.	2,100	39,921
	Standard-Pacific Corp. (a)	31,900	28,072
	Universal Electronics, Inc. (a)	4,700	85,070

			807,401

Household Products - 0.3%	Central Garden & Pet Co. Class A (a)	30,450	228,984
	WD-40 Co.	8,500	205,190

			434,174

IT Services - 1.6%	CACI International, Inc. Class A (a)	9,000	328,410
	CSG Systems International, Inc. (a)	14,200	202,776
	Ciber, Inc. (a)	63,800	174,174
	CyberSource Corp. (a)	19,400	287,314
	Forrester Research, Inc. (a)	11,800	242,608
	Gevity HR, Inc.	71,700	283,215
	Heartland Payment Systems, Inc.	2,400	15,864
	MAXIMUS, Inc.	8,100	322,866
	Startek, Inc. (a)	9,900	30,690
	Wright Express Corp. (a)	6,200	112,964

			2,000,881

Industrial Conglomerates - 0.1%	Standex International Corp.	4,300	39,560
	Tredegar Corp.	7,200	117,576

			157,136

Insurance - 3.2%	American Physicians Capital, Inc.	3,200	130,944
	Amerisafe, Inc. (a)	7,800	119,496
	Delphi Financial Group, Inc. Class A	22,850	307,561
	eHealth, Inc. (a)	10,400	166,504
	Infinity Property & Casualty Corp.	7,200	244,296
	National Financial Partners Corp.	4,300	13,760
	Navigators Group, Inc. (a)	4,500	212,310
	Presidential Life Corp.	16,000	124,640
	ProAssurance Corp. (a)	13,300	620,046
	RLI Corp.	9,100	456,820
	Safety Insurance Group, Inc.	9,173	285,097
	Selective Insurance Group, Inc.	26,682	324,453
	Stewart Information Services Corp.	4,000	78,000
	Tower Group, Inc.	21,540	530,530
	United Fire & Casualty Co.	7,200	158,112
	Zenith National Insurance Corp.	15,150	365,267

			4,137,836

Internet & Catalog Retail - 0.7%	Blue Nile, Inc. (a)	1,200	36,180
	HSN, Inc. (a)	18,100	93,034
	Nutri/System, Inc.	11,500	164,105
	PetMed Express, Inc. (a)	21,100	347,728

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Stamps.com, Inc. (a)	10,500	$101,850
	Ticketmaster Entertainment (a)	45,000	166,050

			908,947

Internet Software & Services - 1.1%	Bankrate, Inc. (a)	2,500	62,375
	ComScore, Inc. (a)	8,700	105,183
	DealerTrack Holdings, Inc. (a)	5,600	73,360
	InfoSpace, Inc.	12,400	64,480
	j2 Global Communications, Inc. (a)	18,300	400,587
	The Knot, Inc. (a)	35,700	292,740
	Perficient, Inc. (a)	9,700	52,380
	United Online, Inc.	66,200	295,252
	Websense, Inc. (a)	9,700	116,400

			1,462,757

Leisure Equipment & Products - 0.7%	Arctic Cat, Inc.	15,100	57,833
	Brunswick Corp.	4,200	14,490
	Jakks Pacific, Inc. (a)(b)	21,600	266,760
	Nautilus, Inc. (a)	45,900	28,917
	Polaris Industries, Inc.	8,800	188,672
	Pool Corp.	11,900	159,460
	RC2 Corp. (a)	6,200	32,674
	Sturm Ruger & Co., Inc. (a)	13,900	171,387

			920,193

Life Sciences Tools & Services - 0.5%	Dionex Corp. (a)	3,800	179,550
	Enzo Biochem, Inc. (a)	26	105
	eResearch Technology, Inc. (a)	20,900	109,934
	Kendle International, Inc. (a)	13,200	276,672
	Parexel International Corp. (a)	7,600	73,948

			640,209

Machinery - 3.6%	Actuant Corp. Class A	23,200	239,656
	Albany International Corp. Class A	2,000	18,100
	Astec Industries, Inc. (a)	4,500	118,035
	Barnes Group, Inc.	8,700	93,003
	Briggs & Stratton Corp.	34,900	575,850
	CIRCOR International, Inc.	7,100	159,892
	Clarcor, Inc.	17,000	428,230
	ESCO Technologies, Inc. (a)	12,200	472,140
	EnPro Industries, Inc. (a)	2,500	42,750
	Gardner Denver, Inc. (a)	22,700	493,498
	John Bean Technologies Corp.	9,702	101,483
	Kaydon Corp.	10,458	285,817
	Lindsay Manufacturing Co.	1,900	51,300
	Lydall, Inc. (a)	11,600	34,452
	Mueller Industries, Inc.	16,500	357,885
	Robbins & Myers, Inc.	16,600	251,822
	Toro Co.	16,000	386,880
	Valmont Industries, Inc.	7,500	376,575

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Wabash National Corp.	55,000	$67,650
	Watts Water Technologies, Inc. Class A	7,100	138,876

			4,693,894

Marine - 0.5%	Kirby Corp. (a)	25,000	666,000

Media - 0.1%	4Kids Entertainment, Inc. (a)	5,600	6,160
	AH Belo Corp.	8,300	8,134
	EW Scripps Co.	109,060	147,231

			161,525

Metals & Mining - 0.3%	A.M. Castle & Co.	8,500	75,820
	AMCOL International Corp.	9,000	133,560
	Century Aluminum Co. (a)	2,500	5,275
	Olympic Steel, Inc.	8,050	122,119
	RTI International Metals, Inc. (a)	1,400	16,380

			353,154

Multi-Utilities - 0.6%	Avista Corp.	26,200	361,036
	CH Energy Group, Inc.	7,800	365,820

			726,856

Multiline Retail - 0.3%	Fred’s, Inc.	35,600	401,568
	Tuesday Morning Corp. (a)	26,700	33,909

			435,477

Oil, Gas & Consumable Fuels - 1.3%	Holly Corp.	19,500	413,400
	Penn Virginia Corp.	13,300	146,034
	Petroleum Development Corp. (a)	700	8,267
	Petroquest Energy, Inc. (a)	22,900	54,960
	St. Mary Land & Exploration Co.	29,200	386,316
	Stone Energy Corp. (a)	17,300	57,609
	Swift Energy Co. (a)	6,600	48,180
	World Fuel Services Corp.	17,600	556,688

			1,671,454

Paper & Forest Products - 0.4%	Buckeye Technologies, Inc. (a)	61,100	130,143
	Clearwater Paper Corp. (a)	7,500	60,225
	Deltic Timber Corp.	4,000	157,640
	Pope & Talbot, Inc. (a)	100	—
	Wausau Paper Corp.	40,400	212,504

			560,512

Personal Products - 0.3%	Chattem, Inc. (a)	6,000	336,300
	Mannatech, Inc.	28,300	94,239

			430,539

Pharmaceuticals - 0.6%	Par Pharmaceutical Cos., Inc. (a)	17,100	161,937
	Salix Pharmaceuticals Ltd. (a)	40,800	387,600
	ViroPharma, Inc. (a)	49,300	258,825

			808,362

Professional Services - 0.8%	Administaff, Inc.	18,800	397,244
	CDI Corp.	6,200	60,264
	Heidrick & Struggles International, Inc.	15,300	271,422

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	School Specialty, Inc. (a)	8,300	$145,997
	TrueBlue, Inc. (a)	17,300	142,725

			1,017,652

Real Estate Investment Trusts (REITs) - 4.8%	Acadia Realty Trust	19,836	210,460
	BioMed Realty Trust, Inc.	43,200	292,464
	Cedar Shopping Centers, Inc.	15,600	27,144
	Colonial Properties Trust	30,800	117,348
	DiamondRock Hospitality Co.	53,200	213,332
	Eastgroup Properties, Inc.	9,900	277,893
	Entertainment Properties Trust	17,000	267,920
	Extra Space Storage, Inc.	31,600	174,116
	Franklin Street Properties Corp.	27,800	341,940
	Home Properties, Inc.	12,500	383,125
	Inland Real Estate Corp.	22,400	158,816
	Kilroy Realty Corp.	12,700	218,313
	Kite Realty Group Trust	29,700	72,765
	LTC Properties, Inc.	14,100	247,314
	LaSalle Hotel Properties	24,550	143,372
	Lexington Corporate Properties Trust	46,700	111,146
	Medical Properties Trust, Inc.	24,100	87,965
	Mid-America Apartment Communities, Inc.	10,600	326,798
	National Retail Properties, Inc.	30,200	478,368
	PS Business Parks, Inc.	5,800	213,730
	Parkway Properties, Inc.	10,900	112,270
	Pennsylvania Real Estate Investment Trust	29,000	102,950
	Post Properties, Inc.	20,400	206,856
	Senior Housing Properties Trust	49,920	699,878
	Sovran Self Storage, Inc.	8,300	166,664
	Tanger Factory Outlet Centers, Inc.	12,100	373,406
	Urstadt Biddle Properties, Inc. Class A	14,300	191,906

			6,218,259

Real Estate Management & Development - 0.0%	Forestar Group, Inc. (a)	2,000	15,300

Road & Rail - 0.7%	Arkansas Best Corp.	5,100	97,002
	Heartland Express, Inc.	22,333	330,752
	Knight Transportation, Inc.	23,200	351,712
	Old Dominion Freight Line, Inc. (a)	6,500	152,685

			932,151

Semiconductors & Semiconductor Equipment - 4.5%	ATMI, Inc. (a)(b)	12,800	197,504
	Actel Corp. (a)	300	3,036
	Advanced Energy Industries, Inc. (a)	12,200	91,866
	Brooks Automation, Inc. (a)	32,214	148,507
	Cabot Microelectronics Corp. (a)	18,400	442,152
	Cohu, Inc.	17,800	128,160
	Cymer, Inc. (a)	22,900	509,754
	Cypress Semiconductor Corp. (a)	57,060	386,296

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	DSP Group, Inc. (a)	9,300	$40,176
	Diodes, Inc. (a)	39,450	418,564
	FEI Co. (a)	8,900	137,327
	Hittite Microwave Corp. (a)	3,200	99,840
	Kopin Corp. (a)	29,900	69,368
	Kulicke & Soffa Industries, Inc. (a)	16,800	44,016
	MKS Instruments, Inc. (a)	20,200	296,334
	Micrel, Inc.	19,000	133,760
	Microsemi Corp. (a)	33,700	390,920
	Skyworks Solutions, Inc. (a)	105,000	846,300
	Standard Microsystems Corp. (a)	8,500	158,100
	Supertex, Inc. (a)	4,600	106,260
	TriQuint Semiconductor, Inc. (a)	14,085	34,790
	Ultratech, Inc. (a)	24,300	303,507
	Varian Semiconductor Equipment Associates, Inc. (a)	24,750	536,085
	Veeco Instruments, Inc. (a)	38,800	258,796

			5,781,418

Software - 3.5%	Blackbaud, Inc.	8,800	102,168
	CommVault Systems, Inc. (a)	19,400	212,818
	Concur Technologies, Inc. (a)	14,400	276,336
	Ebix, Inc. (a)	4,300	106,855
	EPIQ Systems, Inc. (a)	26,150	471,484
	Epicor Software Corp. (a)	26,900	102,489
	Informatica Corp. (a)	39,400	522,444
	JDA Software Group, Inc. (a)	26,000	300,300
	Manhattan Associates, Inc. (a)	8,700	150,684
	Micros Systems, Inc. (a)	34,000	637,500
	Progress Software Corp. (a)	18,800	326,368
	Quality Systems, Inc.	4,600	208,150
	Radiant Systems, Inc. (a)	8,500	37,485
	SPSS, Inc. (a)	8,500	241,655
	Sonic Solutions, Inc. (a)	27,200	32,640
	THQ, Inc. (a)	1,800	5,472
	Take-Two Interactive Software, Inc.	48,601	405,818
	Taleo Corp. Class A (a)	14,300	169,026
	Tyler Technologies, Inc. (a)	10,800	158,004

			4,467,696

Specialty Retail - 4.2%	Aaron’s, Inc. (b)	22,800	607,848
	Big 5 Sporting Goods Corp.	6,000	35,220
	Brown Shoe Co., Inc.	16,200	60,750
	The Buckle, Inc.	18,550	592,301
	The Cato Corp. Class A	24,950	456,086
	The Children’s Place Retail Stores, Inc. (a)	18,000	394,020
	Christopher & Banks Corp.	16,050	65,644
	Dress Barn, Inc. (a)	17,700	217,533
	The Finish Line, Inc. Class A	50,800	336,296

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Genesco, Inc. (a)	7,500	$141,225
	Gymboree Corp. (a)	7,200	153,720
	Haverty Furniture Cos., Inc.	29,700	312,741
	Hibbett Sports, Inc. (a)	4,900	94,178
	Hot Topic, Inc. (a)	19,400	217,086
	Jo-Ann Stores, Inc. (a)	300	4,902
	Jos. A. Bank Clothiers, Inc. (a)	3,025	84,125
	Men’s Wearhouse, Inc.	13,100	198,334
	Midas, Inc. (a)	3,700	29,304
	OfficeMax, Inc.	37,800	117,936
	The Pep Boys - Manny, Moe & Jack	65,700	289,737
	Stage Stores, Inc.	14,525	146,412
	Stein Mart, Inc. (a)	11,900	34,391
	Tractor Supply Co. (a)	19,100	688,746
	Tween Brands, Inc. (a)	8,700	18,618
	Zale Corp. (a)	69,000	134,550

			5,431,703

Textiles, Apparel & Luxury Goods - 2.4%	Carter’s, Inc. (a)	33,800	635,778
	Deckers Outdoor Corp. (a)	5,500	291,720
	Fossil, Inc. (a)	21,300	334,410
	Iconix Brand Group, Inc. (a)	10,900	96,465
	K-Swiss, Inc. Class A	9,800	83,692
	Liz Claiborne, Inc.	50,300	124,241
	Maidenform Brands, Inc. (a)	24,900	228,084
	Movado Group, Inc.	6,200	46,748
	Oxford Industries, Inc.	31,100	191,887
	Perry Ellis International, Inc. (a)	35,800	123,868
	Quiksilver, Inc. (a)	152,200	194,816
	Skechers U.S.A., Inc. Class A (a)	12,800	85,376
	Unifirst Corp.	5,400	150,336
	Wolverine World Wide, Inc.	32,150	500,897

			3,088,318

Thrifts & Mortgage Finance - 0.5%	Bank Mutual Corp.	14,300	129,558
	Brookline Bancorp, Inc.	21,000	199,500
	Dime Community Bancshares, Inc.	6,300	59,094
	Guaranty Financial Group, Inc. (a)	103,600	108,780
	TrustCo Bank Corp. NY	26,300	158,326

			655,258

Tobacco - 0.3%	Alliance One International, Inc. (a)	113,300	435,072

Trading Companies & Distributors - 0.6%	Applied Industrial Technologies, Inc.	23,325	393,493
	Kaman Corp. Class A	10,000	125,400
	Lawson Products, Inc.	700	8,519
	Watsco, Inc.	7,600	258,628

			786,040

Water Utilities - 0.0%	American States Water Co.	300	10,896

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Wireless Telecommunication Services - 0.1%	Centennial Communications Corp. (a)	17,436	$144,021

	Total Common Stocks - 89.6%		115,572,156

	Exchange-Traded Funds

	iShares S&P SmallCap 600 Index Fund (b)	84,302	3,076,180

	Total Exchange-Traded Funds - 2.4%		3,076,180

	Total Long-Term Investments (Cost - $168,145,810) - 92.0%		118,648,336

	Other Interests	Beneficial Interest (000)

Wireless Telecommunication Services - 0.0%	Price Communications Corp. Liquidating Trust (c)	$12,600	0

	Total Other Interests - 0.0%		0

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, 0.646% (d)(e)	10,470,354	10,470,354

Total Short-Term Securities (Cost - $10,470,354) - 8.1%		10,470,354

Total Investments (Cost - $178,616,164*) - 100.1%		129,118,690
Liabilities in Excess of Other Assets - (0.1)%		(85,175)

Net Assets - 100.0%		$129,033,515

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$186,648,609

Gross unrealized appreciation	$2,694,624
Gross unrealized depreciation	(60,224,543)

Net unrealized depreciation	$(57,529,919)

(a)	Non-income producing security.

(b)	All or a portion of security, pledged as collateral in connection with open financial futures contracts.

(c)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(d)	Represents the current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the investment Company Act of 1940, were as follow:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	10,470,354	$839
BlackRock Liquidity Series, LLC Cash Sweep Series	$(7,872,276)	$11,621

•	Financial futures contracts purchased as of March 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

254	Russell 2008 Ice MINI	June 2009	$ 10,012,755	$ 688,265

Master Enhanced Small Cap Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

The Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are unobservable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series’ own assumption used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets

Level 1	$129,118,690	$688,265
Level 2	—	—
Level 3	—	—

Total	$129,118,690	$688,265

* Other financial instruments are futures. Futures are valued at the unrealized appreciation/depreciation on the instrument.

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced Small Cap Series of Quantitative Master Series LLC

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: May 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: May 20, 2009